KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of C.M. Life Insurance Company and Contract Owners of Panorama Plus Separate Account:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Panorama Plus Separate Account (comprised of the sub-accounts listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2020, the related statements of operations and changes in net assets for each of the years (as described in Appendix A) in the two- year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 10, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the
KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

Panorama Plus Separate Account is comprised of the following sub-accounts and the activities of each sub- account have been included within the accompanying statements of assets and liabilities as of December 31, 2020 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

Sub-Accounts

Fidelity® VIP Contrafund® Sub-Account

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account *

Invesco Oppenheimer V.I. Government Money Sub-Account *

Invesco Oppenheimer V.I. International Growth Sub-Account *

Invesco Oppenheimer V.I. Main Street Sub-Account *

Invesco Oppenheimer V.I. Total Return Bond Sub-Account *

MML High Yield Sub-Account

MML Income & Growth Sub-Account

MML Managed Bond Sub-Account

MML Mid Cap Growth Sub-Account

MML Short-Duration Bond Sub-Account

* See Note 2 to the financial statements for information regarding the merger of this sub-account.

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

		Invesco	Invesco	Invesco		Invesco
	Fidelity® VIP	Oppenheimer V.I. Conservative	Oppenheimer V.I. Government	Oppenheimer V.I. International	Invesco Oppenheimer V.I.	Oppenheimer V.I. Total Return	MML	MML Income &
	Contrafund® Sub-Account	Balanced Sub-Account	Money Sub-Account	Growth Sub-Account	Main Street Sub-Account	Bond Sub-Account	High Yield Sub-Account	Growth Sub-Account
ASSETS
Investments
Number of shares	410,178	834,306	1,471,637	3,555,483	837,793	200,021	52,463	300,682
Identified cost	$12,275,653	$11,282,906	$1,471,637	$7,075,815	$22,876,279	$1,534,430	$534,325	$3,168,376
Value	$19,758,269	$14,959,115	$1,471,637	$10,346,457	$25,058,386	$1,686,180	$526,730	$3,006,825
Dividends receivable	-	-	1	-	-	-	-	-
Receivable to C.M. Life Insurance Company	-	-	5	-	-	-	1	-
Total assets	19,758,269	14,959,115	1,471,643	10,346,457	25,058,386	1,686,180	526,731	3,006,825

LIABILITIES
Annuitant mortality fluctuation reserve	4,206	12,873	58	4,127	10,064	1,294	-	1,599
Payable to C.M. Life Insurance Company	186	112	-	939	222	31	-	68
Total liabilities	4,392	12,985	58	5,066	10,286	1,325	-	1,667

NET ASSETS	$19,753,877	$14,946,130	$1,471,585	$10,341,391	$25,048,100	$1,684,855	$526,731	$3,005,158

Net Assets:
Accumulation units - value	19,613,681	14,517,016	1,469,653	10,203,833	24,712,623	1,641,724	526,731	2,951,848
Contracts in payout (annuitization) period	140,196	429,114	1,932	137,558	335,477	43,131	-	53,310

Net assets	19,753,877	14,946,130	1,471,585	10,341,391	25,048,100	1,684,855	526,731	3,005,158

Outstanding units
Contract owners	3,984,317	4,285,690	1,051,317	1,755,525	8,323,151	747,680	288,169	1,370,677

UNIT VALUE
Panorama Plus	$4.96	$3.49	$1.40	$5.89	$3.01	$2.25	$1.83	$2.19

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
ASSETS
Investments
Number of shares	126,297	1,120,423	96,210
Identified cost	$1,580,875	$17,092,609	$934,423
Value	$1,708,569	$20,279,652	$943,817
Dividends receivable	-	-	-
Receivable to C.M. Life Insurance Company	1	-	2
Total assets	1,708,570	20,279,652	943,819

LIABILITIES
Annuitant mortality fluctuation reserve	-	3,916	-
Payable to C.M. Life Insurance Company	-	157	-
Total liabilities	-	4,073	-

NET ASSETS	$1,708,570	$20,275,579	$943,819

Net Assets:
Accumulation units - value	1,708,570	20,145,047	943,819
Contracts in payout (annuitization) period	-	130,532	-

Net assets	1,708,570	20,275,579	943,819

Outstanding units
Contract owners	1,161,211	2,483,603	848,502

UNIT VALUE
Panorama Plus	$1.47	$8.16	$1.11

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I Total Return Bond Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$43,531	$293,467	$2,361	$83,843	$337,341	$52,017	$119	$54,059

Expenses
Mortality and expense risk fees and administrative expense charges	197,335	163,479	12,943	99,927	259,172	19,376	5,234	30,660
Net investment income (loss)	(153,804)	129,988	(10,582)	(16,084)	78,169	32,641	(5,115)	23,399

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	749,310	346,331	-	235,656	381,557	55,769	(1,780)	(19,573)
Realized gain distribution	90,419	326,092	-	123,835	2,221,589	-	-	7,609
Realized gain (loss)	839,729	672,423	-	359,491	2,603,146	55,769	(1,780)	(11,964)
Change in net unrealized appreciation/depreciation of investments	3,724,524	1,009,714	-	1,356,671	107,360	49,682	29,325	(2,835)

Net gain (loss) on investments	4,564,253	1,682,137	-	1,716,162	2,710,506	105,451	27,545	(14,799)

Net increase (decrease) in net assets resulting from operations	4,410,449	1,812,125	(10,582)	1,700,078	2,788,675	138,092	22,430	8,600

Capital transactions:
Transfer of net premiums	38,276	49,222	100	16,858	71,817	-	-	21,290
Transfers due to death benefits	(26,136)	(253,526)	(179,938)	(53,221)	(70,413)	-	-	(7,609)
Transfers due to annuity benefit payments	(21,933)	(44,789)	(387)	(16,347)	(29,030)	(7,917)	-	(7,225)
Transfers due to withdrawal of funds	(1,440,603)	(1,464,374)	(120,450)	(505,800)	(1,303,202)	(216,676)	(4,000)	(271,528)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(989)	(1,510)	-	(827)	(1,177)	(108)	-	(6)
Transfers between Sub-Accounts and the General Account	105,876	19,530	727,014	(101,218)	(497,526)	-	51,865	(67,740)

Net increase (decrease) in net assets resulting from capital transactions	(1,345,509)	(1,695,447)	426,339	(660,555)	(1,829,531)	(224,701)	47,865	(332,818)
Total increase (decrease)	3,064,940	116,678	415,757	1,039,523	959,144	(86,609)	70,295	(324,218)

NET ASSETS, at beginning of the year	16,688,937	14,829,452	1,055,828	9,301,868	24,088,956	1,771,464	456,436	3,329,376

NET ASSETS, at end of the year	$19,753,877	$14,946,130	$1,471,585	$10,341,391	$25,048,100	$1,684,855	$526,731	$3,005,158

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$1,552	$13,488	$2

Expenses
Mortality and expense risk fees and administrative expense charges	18,527	200,509	10,463

Net investment income (loss)	(16,975)	(187,021)	(10,461)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(7,429)	239,921	(10,984)
Realized gain distribution	-	1,653,609	-
Realized gain (loss)	(7,429)	1,893,530	(10,984)

Change in net unrealized appreciation/depreciation of investments	114,621	2,240,649	15,820

Net gain (loss) on investments	107,192	4,134,179	4,836

Net increase (decrease) in net assets resulting from operations	90,217	3,947,158	(5,625)

Capital transactions:
Transfer of net premiums	4,760	131,031	-
Transfers due to death benefits	-	(41,777)	-
Transfers due to annuity benefit payments	-	(16,909)	-
Transfers due to withdrawal of funds	(128,961)	(1,196,652)	(349,475)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(769)	-
Transfers between Sub-Accounts and the General Account	67,612	(980,659)	154,107

Net increase (decrease) in net assets resulting from capital transactions	(56,589)	(2,105,735)	(195,368)
Total increase (decrease)	33,628	1,841,423	(200,993)

NET ASSETS, at beginning of the year	1,674,942	18,434,156	1,144,812

NET ASSETS, at end of the year	$1,708,570	$20,275,579	$943,819

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Fidelity® VIP Contrafund® Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I Total Return Bond Sub-Account	MML High Yield Sub-Account	MML Income & Growth Sub-Account
Investment Income
Dividends	$71,458	$346,653	$19,835	$91,522	$245,955	$61,294	$28,072	$62,573

Expenses
Mortality and expense risk fees and administrative expense charges	177,836	176,704	13,310	100,213	266,068	21,109	5,453	37,729

Net investment income (loss)	(106,378)	169,949	6,525	(8,691)	(20,113)	40,185	22,619	24,844

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	257,825	635,878	-	410,345	769,070	(37,263)	(15,394)	116,714
Realized gain distribution	1,742,837	245,540	-	448,763	3,702,571	-	-	118,681
Realized gain (loss)	2,000,662	881,418	-	859,108	4,471,641	(37,263)	(15,394)	235,395

Change in net unrealized appreciation/depreciation of investments	2,122,564	1,274,865	-	1,250,914	1,699,875	145,866	40,034	418,025

Net gain (loss) on investments	4,123,226	2,156,283	-	2,110,022	6,171,516	108,603	24,640	653,420

Net increase (decrease) in net assets resulting from operations	4,016,848	2,326,232	6,525	2,101,331	6,151,403	148,788	47,259	678,264

Capital transactions:
Transfer of net premiums	79,342	84,621	520	39,180	79,577	-	6,500	74,223
Transfers due to death benefits	(28,204)	(341,054)	-	(65,895)	(219,240)	(71,508)	-	(11,561)
Transfers due to annuity benefit payments	(17,878)	(38,632)	(433)	(16,839)	(26,260)	(7,707)	-	(7,801)
Transfers due to withdrawal of funds	(1,056,773)	(2,563,110)	(206,097)	(667,014)	(2,537,808)	(171,319)	(9,450)	(285,930)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(817)	(1,581)	-	(954)	(2,005)	(121)	-	(356)
Transfers between Sub-Accounts and the General Account	(145,667)	117,722	48,356	(163,322)	(630,558)	(8,388)	(39,102)	(227,336)

Net increase (decrease) in net assets resulting from capital transactions	(1,169,997)	(2,742,034)	(157,654)	(874,844)	(3,336,294)	(259,043)	(42,052)	(458,761)
Total increase (decrease)	2,846,851	(415,802)	(151,129)	1,226,487	2,815,109	(110,255)	5,207	219,503

NET ASSETS, at beginning of the year	13,842,086	15,245,254	1,206,957	8,075,381	21,273,847	1,881,719	451,229	3,109,873

NET ASSETS, at end of the year	$16,688,937	$14,829,452	$1,055,828	$9,301,868	$24,088,956	$1,771,464	$456,436	$3,329,376

See Notes to Financial Statements.

Panorama Plus Separate Account

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	MML	MML	MML
	Managed	Mid Cap	Short-Duration
	Bond	Growth	Bond
	Sub-Account	Sub-Account	Sub-Account
Investment Income
Dividends	$55,938	$3,721	$23,787

Expenses
Mortality and expense risk fees and administrative expense charges	18,433	197,764	7,753

Net investment income (loss)	37,505	(194,043)	16,034

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6,066)	473,154	(8,250)
Realized gain distribution	-	2,332,470	-
Realized gain (loss)	(6,066)	2,805,624	(8,250)

Change in net unrealized appreciation/depreciation of investments	94,880	1,751,567	10,007

Net gain (loss) on investments	88,814	4,557,191	1,757

Net increase (decrease) in net assets resulting from operations	126,319	4,363,148	17,791

Capital transactions:
Transfer of net premiums	4,760	79,025	-
Transfers due to death benefits	-	(37,144)	-
Transfers due to annuity benefit payments	-	(16,011)	-
Transfers due to withdrawal of funds	(107,966)	(948,985)	(121,499)
Transfers due to net charge (credit) to annuitant mortality fluctuation	-	(845)	-
Transfers between Sub-Accounts and the General Account	55,730	50,616	817,182

Net increase (decrease) in net assets resulting from capital transactions	(47,476)	(873,344)	695,683
Total increase (decrease)	78,843	3,489,804	713,474

NET ASSETS, at beginning of the year	1,596,099	14,944,352	431,338

NET ASSETS, at end of the year	$1,674,942	$18,434,156	$1,144,812

See Notes to Financial Statements.

Panorama Plus Separate Account

Notes To Financial Statements

1.	ORGANIZATION

Panorama Plus Separate Account (the “Separate Account”) is a separate investment account of C.M. Life Insurance Company (“C.M. Life”) established on September 25, 1991. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

C.M. Life is a subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from C.M. Life’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising from any other C.M. Life business.

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2020, the Separate Account consists of eleven sub-accounts which invest in the following mutual funds:

Sub-Accounts	The sub-account listed in the first column invests in the fund in this column
Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Contrafund® Portfolio[1]
Invesco Oppenheimer V.I. Conservative Balanced Sub-Account	Invesco Oppenheimer V.I. Conservative Balanced Fund[2,3]
Invesco Oppenheimer V.I. Government Money Sub-Account	Invesco Oppenheimer V.I. Government Money Fund[2,3]
Invesco Oppenheimer V.I. International Growth Sub-Account	Invesco Oppenheimer V.I. International Growth Fund[2,3]
Invesco Oppenheimer V.I. Main Street Sub-Account	Invesco Oppenheimer V.I. Main Street Fund®[2,3]
Invesco Oppenheimer V.I. Total Return Bond Sub-Account	Invesco Oppenheimer V.I. Total Return Bond Fund[2,3]
MML High Yield Sub-Account	MML High Yield Fund[4]
MML Income & Growth Sub-Account	MML Income & Growth Fund[4]
MML Managed Bond Sub-Account	MML Managed Bond Fund[4]
MML Mid Cap Growth Sub-Account	MML Mid Cap Growth Fund[4]
MML Short-Duration Bond Sub-Account	MML Short-Duration Bond Fund[4]

In addition to the eleven sub-accounts, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of C.M. Life's general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

[1]	Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[2]	Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Sub-Accounts assume the accounting and performance history of the corresponding Merging Funds/Sub-Accounts. In connection with that transaction the following Funds/Sub-Accounts merged:

MERGING FUND/SUB-ACCOUNT	ACQUIRING FUND/SUB-ACCOUNT
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Sub-Account: Oppenheimer Conservative Balanced Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Conservative Balanced Sub-Account
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Sub-Account: Oppenheimer Government Money Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Government Money Sub-Account
Fund: Oppenheimer International Growth Fund/VA	Fund: Invesco Oppenheimer V.I. International Growth Fund
Sub-Account: Oppenheimer International Growth Sub-Account	Sub-Account: Invesco Oppenheimer V.I. International Growth Sub-Account
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Sub-Account: Oppenheimer Main Street Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Main Street Sub-Account
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Sub-Account: Oppenheimer Total Return Bond Sub-Account	Sub-Account: Invesco Oppenheimer V.I. Total Return Bond Sub-Account

[3]	Invesco Advisers, Inc. is the investment adviser to this Fund.
[4]	MML Investment Advisers, LLC is the investment adviser to this Fund.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Panorama Plus Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

Notes To Financial Statements (Continued)

A.	Investment Valuation

Investments in the investment sub-accounts are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment sub-accounts.

C.	Federal Income Taxes

C.M. Life is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. C.M. Life may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from C.M. Life are then made quarterly to adjust the Separate Account. Net transfers from C.M. Life to the Separate Account totaled $5,386 for the year ended December 31, 2020. Net transfers from C.M. Life to the Separate Account totaled $6,680 for the year ended December 31, 2019. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by C.M. Life. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB Table.

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Notes To Financial Statements (Continued)

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2020. There have been no transfers between levels for the year ended December 31, 2020.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with C.M. Life, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to C.M. Life

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales investments for the year ended December 31, 2020 were as follows:

		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	VIP	Conservative	Government	International	Oppenheimer V.I.
	Contrafund®	Balanced	Money	Growth	Main Street
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Cost of purchases	$872,159	$768,533	$729,147	$260,933	$2,693,316
Proceeds from sales	(2,280,445)	(2,005,716)	(313,408)	(813,084)	(2,221,522)

Notes To Financial Statements (Continued)

	Invesco
	Oppenheimer V.I.		MML	MML	MML
	Total Return	MML	Income &	Managed	Mid Cap
	Bond	High Yield	Growth	Bond	Growth
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Cost of purchases	$52,790	$51,942	$81,984	$71,858	$1,902,783
Proceeds from sales	(244,976)	(9,193)	(383,925)	(145,424)	(2,541,458)

MML
Short-Duration
Bond
Sub-Account
Cost of purchases	$154,026
Proceeds from sales	(359,873)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2020 were as follows:

		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	VIP	Conservative	Government	International	Oppenheimer V.I.
	Contrafund®	Balanced	Money	Growth	Main Street
2020	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	11,834	38,194	72	6,366	45,256
Units withdrawn	(377,596)	(587,009)	(213,597)	(125,109)	(555,315)
Units transferred between Sub-Accounts and the General Account	4,840	5,898	517,436	(22,561)	(183,865)
Net increase (decrease)	(360,922)	(542,916)	303,911	(141,304)	(693,925)

	Invesco Oppenheimer V.I.		MML	MML	MML
	Total Return	MML	Income &	Managed	Mid Cap
	Bond	High Yield	Growth	Bond	Growth
2020 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	423	-	13,119	3,360	22,800
Units withdrawn	(105,404)	(2,320)	(156,409)	(97,687)	(200,769)
Units transferred between Sub-Accounts and the General Account	-	30,334	(32,783)	46,318	(141,690)
Net increase (decrease)	(104,981)	28,014	(176,073)	(48,009)	(319,659)

MML
Short-Duration
Bond
2020 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(322,528)
Units transferred between Sub-Accounts and the General Account	139,834
Net increase (decrease)	(182,694)

Notes To Financial Statements (Continued)

		Invesco	Invesco	Invesco
	Fidelity®	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	VIP	Conservative	Government	International	Oppenheimer V.I.
	Contrafund®	Balanced	Money	Growth	Main Street
2019	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	38,809	33,011	369	13,898	70,829
Units withdrawn	(334,236)	(1,016,375)	(146,281)	(174,868)	(1,190,714)
Units transferred between Sub-Accounts and the General Account	(47,687)	44,674	34,195	(35,925)	(261,852)
Net increase (decrease)	(343,115)	(938,690)	(111,718)	(196,895)	(1,381,736)

	Invesco
	Oppenheimer V.I.		MML	MML	MML
	Total Return	MML	Income &	Managed	Mid Cap
	Bond	High Yield	Growth	Bond	Growth
2019 (continued)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Units purchased	4,224	3,868	36,675	3,534	21,674
Units withdrawn	(128,049)	(5,681)	(155,499)	(81,929)	(174,802)
Units transferred between Sub-Accounts and the General Account	(4,279)	(22,459)	(111,846)	39,741	6,422
Net increase (decrease)	(128,104)	(24,272)	(230,670)	(38,654)	(146,706)

MML
Short-Duration
Bond
2019 (continued)	Sub-Account
Units purchased	-
Units withdrawn	(111,720)
Units transferred between Sub-Accounts and the General Account	742,758
Net increase (decrease)	631,038

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2020 follows:

		At December 31,		For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Fidelity® VIP Contrafund® Sub-Account
2020	3,984,317	$4.96	$19,753,877	0.25%	1.14%	29.09%
2019	4,345,239	3.84	16,688,937	0.46	1.14	30.09
2018	4,688,353	2.95	13,842,086	0.70	1.14	(7.44)
2017	5,046,793	3.19	16,098,724	0.99	1.14	20.50
2016	5,656,309	2.65	14,973,566	0.79	1.14	6.78

Invesco Oppenheimer V.I. Conservative Balanced Sub-Account[4]
2020	4,285,690	3.49	14,946,130	2.05	1.14	13.55
2019	4,828,606	3.07	14,829,452	2.24	1.14	16.18
2018	5,767,296	2.64	15,245,254	1.98	1.14	(6.40)
2017	6,284,150	2.82	17,747,539	1.98	1.14	8.02
2016	6,899,117	2.61	18,038,190	2.39	1.14	4.07

Invesco Oppenheimer V.I. Government Money Sub-Account[4]
2020	1,051,317	1.40	1,471,585	0.21	1.14	(0.91)
2019	747,405	1.41	1,055,828	1.70	1.14	0.55
2018	859,123	1.40	1,206,957	1.31	1.14	0.20
2017	1,227,272	1.40	1,720,722	0.38	1.14	(0.75)
2016	1,149,430	1.41	1,623,691	0.01	1.14	(1.12)

Invesco Oppenheimer V.I. International Growth Sub-Account[4]
2020	1,755,525	5.89	10,341,391	0.96	1.14	20.12
2019	1,896,829	4.90	9,301,868	1.04	1.14	27.14
2018	2,093,724	3.86	8,075,381	0.88	1.14	(20.34)
2017	2,278,924	4.84	11,033,503	1.42	1.14	24.86
2016	2,509,925	3.88	9,732,072	1.12	1.14	(3.22)

Invesco Oppenheimer V.I. Main Street Sub-Account[4]
2020	8,323,151	3.01	25,048,100	1.48	1.14	12.65
2019	9,017,076	2.67	24,088,956	1.05	1.14	30.58
2018	10,398,812	2.05	21,273,847	1.16	1.14	(8.94)
2017	11,595,613	2.25	26,050,149	1.25	1.14	15.59
2016	12,784,628	1.94	24,847,973	1.12	1.14	10.36

Invesco Oppenheimer V.I. Total Return Bond Sub-Account[4]
2020	747,680	2.25	1,684,855	3.06	1.14	8.47
2019	852,661	2.08	1,771,464	3.31	1.14	8.28
2018	980,765	1.92	1,881,719	3.52	1.14	(2.15)
2017	1,267,903	1.96	2,486,089	2.42	1.14	3.40
2016	1,380,087	1.90	2,616,981	3.71	1.14	2.10

MML High Yield Sub-Account
2020	288,169	1.83	526,731	0.03	1.14	4.18
2019	260,155	1.75	456,436	5.87	1.14	10.59
2018	284,427	1.59	451,229	6.05	1.14	(4.64)
2017	299,771	1.66	498,729	6.82	1.14	6.66
2016	301,277	1.56	469,917	7.13	1.14	14.94

MML Income & Growth Sub-Account
2020	1,370,677	2.19	3,005,158	2.01	1.14	1.86
2019	1,546,750	2.15	3,329,376	1.89	1.14	23.02
2018	1,777,421	1.75	3,109,873	1.67	1.14	(12.69)
2017	2,081,241	2.00	4,170,769	1.64	1.14	16.11
2016	2,652,657	1.73	4,578,431	1.81	1.14	15.08

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
MML Managed Bond Sub-Account
2020	1,161,211	$1.47	$1,708,570	0.10%	1.14%	6.23%
2019	1,209,220	1.39	1,674,942	3.46	1.14	8.29
2018	1,247,874	1.28	1,596,099	3.21	1.14	(1.82)
2017	1,447,898	1.30	1,886,231	2.94	1.14	3.25
2016	1,441,900	1.26	1,819,234	2.59	1.14	1.33
MML Mid Cap Growth Sub-Account
2020	2,483,603	8.16	20,275,579	0.08	1.14	24.15
2019	2,803,262	6.58	18,434,156	0.02	1.14	29.81
2018	2,949,968	5.07	14,944,352	-	1.14	(3.29)
2017	3,267,313	5.24	17,114,659	0.04	1.14	23.40
2016	3,748,887	4.24	15,912,997	-	1.14	5.09
MML Short-Duration Bond Sub-Account
2020	848,502	1.11	943,819	-	1.14	0.19
2019	1,031,195	1.11	1,144,812	3.49	1.14	2.99
2018	400,158	1.08	431,338	2.70	1.14	0.13
2017	416,119	1.08	447,956	2.48	1.14	1.13
2016	427,453	1.06	454,994	2.00	1.14	1.39

1The investment income ratios represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owners accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

2The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

4Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this sub-account.

Notes To Financial Statements (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge	This charge is equal, on an annual basis, to
1.07% of the daily value of the assets invested in
This charge is assessed through reduction of unit	each fund
values.

Administrative Expense Charge	This charge is equal, on an annual basis, to
This charge is assessed through reduction of unit	0.07% of the daily value of the contracts invested
in each fund
values.

Contract Maintenance Fee	$30 per contract, annually
This charge is assessed through the redemption

of units.

Surrender Charge	0% - 5%
This charge is assessed through the redemption

of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 10, 2021, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.